Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Sep. 23, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Lone Star Gold, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Entity Central Index Key	0001464865
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		26,100,000
Entity Public Float			$ 9,917,982
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	TRUE